Significant accounting policies - Leases (Details)	12 Months Ended
Dec. 31, 2021
Factory, office and other equipment
Leases
Right of use assets estimated useful life	3 years
Minimum | Buildings
Leases
Right of use assets estimated useful life	3 years
Maximum | Buildings
Leases
Right of use assets estimated useful life	10 years